Leases (Tables)	12 Months Ended
Mar. 31, 2013
Lease deposits and rents received from NRI

The following table presents the lease deposits and rents received from NRI.

	Millions of yen
	As of or for the year ended March 31
	2011	2012	2013
Lease deposits	¥—	¥11,738	¥—
Rental income	—	3,848	4,272

Assets by type which Nomura leases under operating leases

The following table presents the types of assets which Nomura leases under operating leases.

	Millions of yen
	March 31, 2013
	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,426	¥(1,215)	¥2,211
Aircraft	17,872	(1,332)	16,540

Total	¥21,298	¥(2,547)	¥18,751

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.

Schedule of future minimum lease payments to be received on non-cancelable operating leases

The future minimum lease payments to be received on noncancelable operating leases as of March 31, 2013 was ¥7,187 million and this future minimum lease payments to be received are scheduled as below:

	Millions of yen
	Total	Years of receipt
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥7,187	¥1,350	¥1,239	¥1,166	¥581	¥490	¥2,361

Lease deposits and rents paid to NLB

The following table presents lease deposits and rents paid to NLB.

	Millions of yen
	As of or for the year ended March 31
	2011	2012	2013
Lease deposits	¥4,229	¥—	¥—
Rental expenses(1)	4,358	622	—

(1)	Rental expenses for the year ended March 31, 2012 were those paid to NLB for the period before NLB was consolidated.

Schedule of future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year

The following table presents the future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year as of March 31, 2013:

Millions of yen
March 31
2013
Total minimum lease payments	¥154,254
Less: Sublease rental income	(9,338)

Net minimum lease payments	¥144,916

Schedule of future minimum lease payments under non-cancelable operating leases

The future minimum lease payments above are scheduled as below as of March 31, 2013:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥154,254	¥17,801	¥16,503	¥14,393	¥11,200	¥10,585	¥83,772

Schedule of future minimum lease payments under capital leases with remaining terms exceeding one year

The following table presents the future minimum lease payments under capital leases as of March 31, 2013:

Millions of yen
March 31
2013
Total minimum lease payments	¥54,036
Less: Amount representing interest	(28,483)

Present value of net lease payments	¥25,553

Schedule of future minimum lease payments under capital leases

The future minimum lease payments above are scheduled as below as of March 31, 2013:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥54,036	¥497	¥405	¥2,992	¥3,511	¥3,454	¥43,177